Document and Entity Information	Jul. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2024
Entity Registrant Name	SOLAREDGE TECHNOLOGIES, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36894
Entity Tax Identification Number	20-5338862
Entity Address, Address Line One	1 Hamada Street
Entity Address, City or Town	Herziliya Pituach
Entity Address, Country	IL
Entity Address, Postal Zip Code	4673335
City Area Code	9
Local Phone Number	957-6620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001419612
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SEDG
Security Exchange Name	NASDAQ